Summary of Transaction with Variable Interest Entities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Bloom INVO LLC [Member]
INVOcell revenue	$ 4,500		$ 13,500	$ 21,600
Variable Interest Entity, Not Primary Beneficiary [Member]
INVOcell revenue	$ 3,000	$ 7,500	$ 30,000	$ 16,310